Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 22 — Subsequent Events

In January 2022, the Group launched the NFT business through Flying Lion Limited, including (i) issuance of MetaWords character NFTs and MetaWords work NFTs (collectively, the “MetaWords NFTs”), and (ii) the establishment of the NFT trading platform, namely the Lion NFT platform (f/k/a/ Meta World). The sales were conducted through an online auction or blind boxes direct sell on the Lion NFT platform in January 2022.

In March 2022, the Group issued an aggregate of 2,450,000 deferred shares to third-party consultants in exchange for their services over the next two years.